Acquisition of Biostrand - Summary of Changes in Value of Subsequent Payments (Detail) - BioStrand B.V. [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about business combination [line items]
Beginning balance	$ 717	$ 1,305
Foreign exchange	(12)	45
Accretion	19	27
Working capital adjustment		(68)
Disposal	(294)
Deferred acquisition payment	(146)	(592)
Ending balance	284	$ 717
Less: Current portion	$ (284)